FINANCIAL INSTRUMENTS - Liquidity risk (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL RISK MANAGEMENT
Financial liabilities	Rp 102,770	Rp 97,431
Liquidity risk
FINANCIAL RISK MANAGEMENT
Financial liabilities	102,770	97,431
Contractual cash flow	(114,738)	(111,570)
Liquidity risk | Trade and other payables
FINANCIAL RISK MANAGEMENT
Financial liabilities	17,779	17,577
Contractual cash flow	(17,779)	(17,577)
Liquidity risk | Accrued expenses
FINANCIAL RISK MANAGEMENT
Financial liabilities	15,885	14,265
Contractual cash flow	(15,885)	(14,265)
Liquidity risk | Customer deposits
FINANCIAL RISK MANAGEMENT
Financial liabilities	401	698
Contractual cash flow	(401)	(698)
Liquidity risk | Short-term bank loans.
FINANCIAL RISK MANAGEMENT
Financial liabilities	6,682	9,934
Contractual cash flow	(6,682)	(9,934)
Liquidity risk | Two-step loans.
FINANCIAL RISK MANAGEMENT
Financial liabilities	355	568
Contractual cash flow	(375)	(609)
Liquidity risk | Bonds and notes.
FINANCIAL RISK MANAGEMENT
Financial liabilities	6,993	7,469
Contractual cash flow	(12,821)	(14,052)
Liquidity risk | Long-Term Bank loans.
FINANCIAL RISK MANAGEMENT
Financial liabilities	36,056	28,229
Contractual cash flow	(41,867)	(32,848)
Liquidity risk | Obligations under finance leases
FINANCIAL RISK MANAGEMENT
Financial liabilities		14,877
Contractual cash flow		(17,224)
Liquidity risk | Other borrowings.
FINANCIAL RISK MANAGEMENT
Financial liabilities	2,605	3,645
Contractual cash flow	(2,801)	(4,164)
Liquidity risk | Lease liabilities
FINANCIAL RISK MANAGEMENT
Financial liabilities	15,888
Contractual cash flow	(15,979)
Liquidity risk | Other liabilities
FINANCIAL RISK MANAGEMENT
Financial liabilities	126	169
Contractual cash flow	(148)	(199)
Liquidity risk | Less than one year
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(57,039)	(60,010)
Liquidity risk | Less than one year | Trade and other payables
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(17,779)	(17,577)
Liquidity risk | Less than one year | Accrued expenses
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(15,885)	(14,265)
Liquidity risk | Less than one year | Customer deposits
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(401)	(698)
Liquidity risk | Less than one year | Short-term bank loans.
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(6,682)	(9,934)
Liquidity risk | Less than one year | Two-step loans.
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(150)	(204)
Liquidity risk | Less than one year | Bonds and notes.
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(2,817)	(1,231)
Liquidity risk | Less than one year | Long-Term Bank loans.
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(8,228)	(9,163)
Liquidity risk | Less than one year | Obligations under finance leases
FINANCIAL RISK MANAGEMENT
Contractual cash flow		(5,636)
Liquidity risk | Less than one year | Other borrowings.
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(1,164)	(1,291)
Liquidity risk | Less than one year | Lease liabilities
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(3,922)
Liquidity risk | Less than one year | Other liabilities
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(11)	(11)
Liquidity risk | 1-2 years
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(15,533)	(14,337)
Liquidity risk | 1-2 years | Two-step loans.
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(128)	(160)
Liquidity risk | 1-2 years | Bonds and notes.
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(507)	(2,817)
Liquidity risk | 1-2 years | Long-Term Bank loans.
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(10,335)	(6,289)
Liquidity risk | 1-2 years | Obligations under finance leases
FINANCIAL RISK MANAGEMENT
Contractual cash flow		(3,814)
Liquidity risk | 1-2 years | Other borrowings.
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(1,115)	(1,210)
Liquidity risk | 1-2 years | Lease liabilities
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(3,414)
Liquidity risk | 1-2 years | Other liabilities
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(34)	(47)
Liquidity risk | 2-3 years
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(11,086)	(10,355)
Liquidity risk | 2-3 years | Two-step loans.
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(97)	(138)
Liquidity risk | 2-3 years | Bonds and notes.
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(507)	(507)
Liquidity risk | 2-3 years | Long-Term Bank loans.
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(7,492)	(5,637)
Liquidity risk | 2-3 years | Obligations under finance leases
FINANCIAL RISK MANAGEMENT
Contractual cash flow		(2,888)
Liquidity risk | 2-3 years | Other borrowings.
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(522)	(1,138)
Liquidity risk | 2-3 years | Lease liabilities
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(2,434)
Liquidity risk | 2-3 years | Other liabilities
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(34)	(47)
Liquidity risk | 3-4 years
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(10,411)	(7,795)
Liquidity risk | 3-4 years | Two-step loans.
FINANCIAL RISK MANAGEMENT
Contractual cash flow		(107)
Liquidity risk | 3-4 years | Bonds and notes.
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(2,500)	(507)
Liquidity risk | 3-4 years | Long-Term Bank loans.
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(6,064)	(4,745)
Liquidity risk | 3-4 years | Obligations under finance leases
FINANCIAL RISK MANAGEMENT
Contractual cash flow		(1,864)
Liquidity risk | 3-4 years | Other borrowings.
FINANCIAL RISK MANAGEMENT
Contractual cash flow		(525)
Liquidity risk | 3-4 years | Lease liabilities
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(1,813)
Liquidity risk | 3-4 years | Other liabilities
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(34)	(47)
Liquidity risk | After 4 years
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(20,669)	(19,073)
Liquidity risk | After 4 years | Bonds and notes.
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(6,490)	(8,990)
Liquidity risk | After 4 years | Long-Term Bank loans.
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(9,748)	(7,014)
Liquidity risk | After 4 years | Obligations under finance leases
FINANCIAL RISK MANAGEMENT
Contractual cash flow		(3,022)
Liquidity risk | After 4 years | Lease liabilities
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(4,396)
Liquidity risk | After 4 years | Other liabilities
FINANCIAL RISK MANAGEMENT
Contractual cash flow	Rp (35)	Rp (47)